DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)				3 Months Ended	5 Months Ended
	May 12, 2026	Apr. 15, 2026	Apr. 14, 2026	Mar. 31, 2026	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Voting rights				The Company will complete a Business Combination only if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.	The Company will complete a Business Combination only if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Initial Public Offering price per Unit				$ 10.00	$ 10.00
Other Expenses				$ 100,000	$ 100,000
Common Stock, Shares, Outstanding					6,160,715
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction	6,160,714
Common Stock, Shares, Outstanding	6,160,715
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Voting rights				Holders of the Company’s ordinary shares are entitled to one vote for each share	Holders of the Company’s ordinary shares are entitled to one vote for each share
Common Stock, Shares, Outstanding				0	0
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Voting rights				Holders of the Company’s ordinary shares are entitled to one vote for each share	Holders of the Company’s ordinary shares are entitled to one vote for each share
Common Stock, Shares, Outstanding				6,160,715	6,160,715
Common Class B [Member] | Previously Reported [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Outstanding					12,321,429
Common Class B [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction	6,160,714
Sponsor [Member] | Common Stock [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				590,625	590,625
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				12,500,000	12,500,000
Share price				$ 10.00	$ 10.00
Number of shares issued				25,000,000
IPO [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		12,500,000	25,000,000
IPO [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.00	$ 10.00
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				14,375,000	14,375,000
Share price				$ 10.00	$ 10.00
Sale of stock, number of shares issued in transaction				1,875,000	3,750,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				262,500	262,500
Share price					$ 10.00
Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				262,500	262,500
Purchase price				$ 2,625,000	$ 2,625,000